Summary of Impact of Restatement on Previously Reported Consolidated Shareholder's Equity (Detail) - BRL (R$) R$ in Thousands	Jan. 01, 2018	Dec. 31, 2015	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Dec. 31, 2016	Jan. 01, 2015
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restatement adjustment effect on 2015 net income	R$ 655,112	R$ (1,222,147)
Restatement adjustment effect on opening balance accumulated losses		(4,406,986)
Shareholders' equity	R$ (9,028,949)	11,017,306	R$ 31,570,187	R$ (9,684,061)	R$ (6,615,294)	R$ (5,349,294)	R$ 27,153,077
Scenario, Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Shareholders' equity		R$ 16,646,439